j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.11

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Consolidated Analytics, Inc (“Consolidated Analytics”), a third party due diligence provider, performed the review described below on closed-end second lien mortgage loans acquired by JPMorgan Chase Bank, National Association. The review included a total of 2,372 newly originated residential mortgage loans, in connection with the securitization identified as JPMMT 2025-CES4 (the “Securitization”). The Review was conducted from March 2024 through June 2025 on closed-end second lien mortgage loans originated between January 2024 and May 2025.

Scope of Review

Credit Review

Consolidated Analytics performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors
i.	Income / Assets
●	Validate borrower(s) monthly gross income
●	Validate funds required to close, required reserves
●	Review file documentation for required level of income and asset verifications
ii.	Employment Status
●	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
●	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
●	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
●	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
●	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
●	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
●	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
●	Review credit report for credit history and required credit depth including any / all inquiries
●	Determine representative credit score from credit report

b.	Validate loan-to-value (LTV) and combined loan-to-value
c.	Review borrower’s occupancy

d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower’s willingness and ability to repay the debt
f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible
j.	General QM for any loans originated under the GQM Rule

i.	Pricing Thresholds:

a.	Pricing for First Lien Loans:

i.	2.25% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

ii.	3.5% for a first-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

iii.	6.5% for a first-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

b.	Pricing for Subordinate Lien Loans:

i.	3.5% for a subordinate-lien covered transaction with a loan amount greater than or equal to the applicable dollar amount threshold; and

ii.	6.5% for a subordinate-lien covered transaction with a loan amount less than the applicable dollar amount threshold.

c.	Pricing for Manufactured Homes:

i.	2.25% for a first-lien covered transaction secured by a manufactured home with a loan amount equal to or greater than the applicable dollar amount threshold; and

ii.	6.5% for a covered transaction secured by a manufactured home with a loan amount less than applicable dollar amount threshold.

ii.	Consider Income and Assets:

○	Consumer’s current or reasonably expected income or assets (other than the value of the dwelling that secures the loan;

○	The consumer’s debt obligations, alimony, child support; and

○	The monthly DTI or residual income.

iii.	Verification of Income and Assets:

a.	Verification in compliance with one of the “safe harbor” guidelines will meet the QM verification requirement. A creditor is allowed to “mix and match” provisions of the different guidelines rather than only apply one guideline per loan.

The specific guidelines that the CFPB is designating for the safe harbor are: The GQM Rule provides that if the creditor verifies the consumer’s income or assets, debt obligations, alimony, child support, and monthly DTI or residual income by meeting the standards of certain specified third-party underwriting manuals, then a creditor is presumed to have complied with the verification requirement. These specified manuals are:

i.	Chapters B3-3 through B3-6 of the Fannie Mae Single Family Selling Guide, published June 3, 2020;

ii.	Sections 5102 through 5500 of the Freddie Mac Single-Family Seller/Servicer Guide, published June 10, 2020;

iii.	Sections II.A.1 and II.A.4-5 of the Federal Housing Administration’s Single Family Housing Policy Handbook, issued October 24, 2019;

iv.	Chapter 4 of the U.S. Department of Veterans Affairs’ Lenders Handbook, revised February 22, 2019;

v.	Chapter 4 of the U.S. Department of Agriculture’s Field Office Handbook for the Direct Single Family Housing Program, revised March 15, 2019; and

vi.	Chapters 9 through 11 of the U.S. Department of Agriculture’s Handbook for the Single Family Guaranteed Loan Program, revised March 19, 2020.

Compliance Review

Consolidated Analytics performed a “Compliance Review” to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations

c.	Tolerance Testing
i.	Compare Loan Estimate and Closing Disclosures
ii.	Identify Tolerance Violations and applicable cost to cure

d.	Comprehensive review of Closing Disclosure to determine transaction accuracy

e.	Recalculation of APR and Finance Charge

f.	Testing of:
i.	Federal High Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and High Cost provisions
iv.	HOEPA Points and Fees

g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures
i.	Service Provider List
ii.	Home Ownership Counselling Disclosure
iii.	ARM Disclosure

h.	Compliance with QM as it relates to:
i.	APR Test
ii.	Points & Fees Test
iii.	Prepayment Penalty Test
iv.	Product Eligibility Testing

i.	Notice of Right to Cancel (Rescission) Review
i.	Confirm transaction date, expiration date, and disbursement date

ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type

j.	Confirm through NMLS the loan originator and originating firm’s license status was active and properly disclosed on appropriate loan documents

k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)

l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consolidated Analytics are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Consolidated Analytics is relying in reaching such findings.

TAPE INTEGRITY REVIEW RESULTS SUMMARY

Of the two thousand three hundred seventy-two (2,372) mortgage loans reviewed, one thousand and fifty-four (1,054) unique mortgage loans (44.44% by loan count) had a total of one thousand three hundred thirteen (1,313) discrepancies across forty (40) data fields. A blank or zero value on the data tape when an actual value was captured by Consolidated Analytics was not treated as a data variance.

Fields Reviewed	Discrepancy Count	Percentage
Qualifying CLTV	881	67.10%
Qualifying Total Debt Income Ratio	66	5.03%
Borrower 1 Self-Employment Flag	45	3.43%
Qualifying Housing Debt Income Ratio	28	2.13%
Borrower 1 FTHB	22	1.68%
Qualifying LTV	22	1.68%
Qualifying HLTV	21	1.60%
Borrower 2 Origination FICO	20	1.52%
Interest Rate	17	1.29%
Borrower 1 Origination FICO	15	1.14%
Borrower 1 First Name	15	1.14%
Borrower 2 Self-Employment Flag	15	1.14%
Borrower 1 Last Name	14	1.07%
Credit QM/ATR Designation	13	0.99%
Qualifying FICO	12	0.91%
Primary Appraised Property Value	12	0.91%
Closing/Settlement Date	11	0.84%
Application Date	10	0.76%
Borrower 1 SSN	7	0.53%
Borrower 1 Citizen	6	0.46%
Qualifying Interest Rate	6	0.46%
Borrower 2 SSN	6	0.46%
Initial Monthly P&I Or IO Payment	6	0.46%

Borrower 2 Birthdate	5	0.38%
Borrower 1 Birthdate	5	0.38%
Borrower 2 Last Name	4	0.30%
Property Address	4	0.30%
Property City	3	0.23%
Borrower 2 First Name	3	0.23%
Occupancy	3	0.23%
Note Date	2	0.15%
Term	2	0.15%
Number of Borrowers	2	0.15%
Amortization Term	2	0.15%
Loan Amount	2	0.15%
Borrower 2 Citizen	2	0.15%
First Payment Date	1	0.08%
Property County	1	0.08%
Borrower 1 Marital Status	1	0.08%
Borrower 2 Marital Status	1	0.08%
Grand Total	1,313	100.00%

Summary of Results

OVERALL RESULTS SUMMARY

Final Loan Grades

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	% by Loan Count
A	2,349	$244,593,013.00	99.03%
B	23	$3,869,850.00	0.97%
C	0	$0.00	0%
D	0	$0.00	0%
Total	2,372	$248,462,863.00	100.00%

Credit Results:
Event Grade	Loan Count	% by Loan Count
A	2,356	99.33%
B	16	0.67%

C	0	0%
D	0	0%
Total	2,372	100.00%

Compliance Results:
Event Grade	Loan Count	% by Loan Count
A	2,365	99.70%
B	7	0.30%
C	0	0%
D	0	0%
Total	2,372	100.00%

Valuation Results: (As applicable, 2,372 loans within population did not receive a Property Review)
Event Grade	Loan Count	% by Loan Count
A	0	0%
B	0	0%
C	0	0%
D	0	0%
Total	0	0%

Exception Category Summary

The table below summarizes the individual exceptions which carried an associated “A”, “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	No Credit Findings	1777
		Title Document is Partially Present	311
		Borrower 1 3rd Party VOE Prior to Close Missing	29
		Audited DTI Exceeds Guideline DTI	26
		Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	25
		Missing verification of taxes, insurance, and/or HOA fees for non-subject property	21
		Income and Employment Do Not Meet Guidelines	19

Property Title Issue	13
Borrower 1 Gap Credit Report is Missing	13
PUD Rider is Missing	10
Third Party Fraud Report not Provided	10
Title Document Missing	10
Income/Employment General	9
Borrower 2 3rd Party VOE Prior to Close Missing	9
Property/Appraisal General	9
Borrower 1 YTD Profit & Loss Missing	8
The Total Hazard Coverage is LESS than the Required Coverage Amount	8
Missing Property Tax Cert	7
Borrower 1 Photo Identification not provided	7
Borrower 1 W2/1099 Missing	7
The Final 1003 is Missing	6
FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	6
Delinquent Credit History Does Not Meet Guideline Requirements	5
The Final 1003 is Incomplete	4
Borrower 1 Personal Tax Returns Missing	4
Borrower 1 Paystubs Missing	4
Borrower 2 Gap Credit Report is Missing	4
Title Coverage is Less than Subject Lien	4
Borrower 2 Citizenship Documentation not provided	4
Hazard insurance dwelling coverage is not sufficient	4
Verification of Borrower Liabilities Missing or Incomplete	4
Missing VOM or VOR	3
Borrower 2 Executed 4506-T Missing	3
The Deed of Trust is Incomplete	3
Missing income documentation	3
Missing Verification of Mortgage	3
Missing Lender Income Calculation Worksheet	3
Borrower 1 Award Letter Missing	3
Missing letter of explanation	3
Borrower 1 Citizenship Documentation not provided	3
Missing Letter of Explanation (Credit)	3
Borrower 2 W2/1099 Missing	3
Third Party Fraud Report Partially Provided	2
Borrower 1 Business Bank Statements Missing	2
Missing Trust Agreement	2
Loan does not conform to program guidelines	2
Hazard Insurance Effective Date is after the Disbursement Date	2
Audited HCLTV Exceeds Guideline HCLTV	2
HOA Questionnaire is Missing	2
Borrower 1 Executed 4506-T Missing	2

Flood Insurance Policy Missing	2
Missing Credit Report Supplement	2
The Note is Incomplete	2
Condo Approval Missing	2
Hazard Insurance Policy is Partial	2
Audited CLTV Exceeds Guideline CLTV	2
Third Party Valuation Product Not Provided within 10% Tolerance	2
Appraisal is Missing	2
Missing legal documents for senior or subordinate lien	2
FEMA Post Disaster Inspection Report not Provided	2
Missing Letter of Explanation (Income)	2
Housing History Does Not Meet Guideline Requirements	2
HO6 Master Insurance Policy is Missing	2
Borrower 1 Credit Report is Missing	1
Potential Occupancy/Current Address Issues identified in the file	1
Borrower 1 Balance Sheet Missing	1
Missing Income - Award Letter	1
Satisfactory Chain of Title not Provided	1
Missing Income - Business Tax Returns	1
Income documentation does not meet guidelines	1
Borrower 3 Gap Credit Report is Missing	1
No evidence of required debt payoff	1
Missing Lease Agreement	1
Hazard Insurance Policy is Missing	1
Borrower Non-US Citizen Identification Document Missing	1
The Deed of Trust is Missing	1
Business Purpose Affidavit/Disclosure Missing	1
Income 2 Months Income Verified is Missing	1
Collections, liens or judgments not paid at closing	1
Borrower 2 Paystubs Missing	1
Audited Loan Amount is less than Guideline Minimum Loan Amount	1
VOE performed more than 10 days prior to closing	1
Borrower 1 Business Tax Returns Missing	1
Potential Identity Issues identified in the file	1
DSCR is less than guideline minimum	1
Borrower 1 Credit Report is Incomplete	1
Missing rent comparable schedule form 1007	1
Borrower 2 Award Letter Missing	1
Missing Taxpayer First Act Disclosure	1
HO-6 Insurance Policy is Missing	1
Borrower 1 Tax Returns Not Signed	1
Appraisal incomplete (missing map, layout, pages, etc.)	1
Missing Updated Credit Report Supplement	1

		Borrower 2 Credit Report is Missing	1
		Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	1
		Asset Qualification Does Not Meet Guideline Requirements	1
		Borrower 1 WVOE Missing	1
		Asset 5 Missing	1
		Fraud Report Shows Uncleared Alerts	1
		Missing Closing/Final Verbal VOE	1
		Fraud: Red Flag Variances are not properly addressed in the file	1
		Missing evidence tax return extension was filed.	1
		Missing VVOE dated within 10 days consummation	1
		Missing HOA/Condo Certification	1
		Borrower 1 CPA Letter Missing	1
		Total Credit Grade (A) Exceptions:	2,494
	B	Title Coverage is Less than Subject Lien	2
		Audited HCLTV Exceeds Guideline HCLTV	2
		Audited CLTV Exceeds Guideline CLTV	2
		Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	2
		Housing History Does Not Meet Guideline Requirements	1
		Audited FICO is less than Guideline FICO	1
		Property or house size is outside of guidelines	1
		Audited Loan Amount is less than Guideline Minimum Loan Amount	1
		External Obsolescence Present	1
		Borrower 1 Credit Report is Incomplete	1
		Income and Employment Do Not Meet Guidelines	1
		Approval/Underwriting Summary Not Provided	1
		Property/Appraisal General	1
		Borrower 1 Gap Credit Report is Missing	1
		Audited Loan Amount is greater than Guideline Maximum Loan Amount	1
		Borrower 2 Gap Credit Report is Missing	1
		Total Credit Grade (B) Exceptions:	20
Compliance	A	No Compliance Findings	2,009
		Higher-Priced Mortgage Loan Test	125
		Right of Rescission is Missing	9
		MD COMAR Higher-Priced Mortgage Loan Test	9
		TILA Right of Rescission Test	8
		CA AB 260 Higher-Priced Mortgage Loan Test	6
		Right of Rescission is Partially Provided	5
		The Final 1003 is Not Executed	5
		TRID: Missing Closing Disclosure	5
		Non-Borrower Title Holder Did Not Receive Right of Rescission Form	4
		CT Nonprime Home Loan Test	4
		Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	3

	CA Per Diem Interest Amount Test	3
	MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test	2
	NC Rate Spread Home Loan Test	2
	Charges That Cannot Increase Test	2
	TRID Total of Payments Test	1
	High-Cost Mortgage Pre-Loan Counseling Date Test	1
	Qualified Mortgage Safe Harbor Threshold	1
	MD Credit Regulations Mortgage Loan DTI Provided Test	1
	TILA Finance Charge Test	1
	High-Cost Mortgage Late Fee Test	1
	Qualified Mortgage Lending Policy Points and Fees Test	1
	Missing Required Affiliated Business Disclosure	1
	Condo Rider is Missing	1
	Loan Originator NMLS Status is Not Active	1
	High-Cost Mortgage Timing of Disclosure Test	1
	TRID: Closing Disclosure Deficiency	1
	Homeownership Counseling Disclosure Is Missing	1
	Loan Origination Company NMLS Status is Unknown	1
	Final CD: Property address is missing or inaccurate	1
	High-Cost Mortgage Points and Fees Threshold Test	1
	NJ HOSA 2004 High-Cost Home Loan Points and Fees Threshold Test	1
	Missing Credit Score Disclosure (FACTA)	1
	Total Compliance Grade (A) Exceptions:	2,219
B	TILA Finance Charge Test	3
	CA Per Diem Interest Amount Test	1
	TILA Right of Rescission Test	1
	Incorrect rescission model used - RTC form model H-8 used for Same Lender or Lender Affiliate Refinance	1
	NJ HOSA 2004 High-Cost Home Loan Points and Fees Threshold Test	1
	Total Compliance Grade (B) Exceptions:	7

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an “as-is” basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an “as-is” basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.